UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-06196
                                   811-21298

Name of Fund:  CMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 03/31/07

Item 1 - Report to Stockholders


Annual Report
March 31, 2007


CMA Treasury Fund



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


CMA Treasury Fund
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
It's Fast, Convenient, & Timely!



CMA Treasury Fund


Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



CMA TREASURY FUND                                                MARCH 31, 2007



A Letter to Shareholders


Dear Shareholder

For most financial markets, 2007 opened just as 2006 ended - on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended March 31, 2007:


Total Returns as of March 31, 2007                                            6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                                    + 7.38%        +11.83%
Small cap U.S. equities (Russell 2000 Index)                                   +11.02         + 5.91
International equities (MSCI Europe, Australasia, Far East Index)              +14.85         +20.20
Fixed income (Lehman Brothers Aggregate Bond Index)                            + 2.76         + 6.59
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                 + 1.93         + 5.43
High yield bonds (Credit Suisse High Yield Index)                              + 7.59         +11.82


If recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of "What's Ahead in 2007: First Quarter Update," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Trustee



CMA TREASURY FUND                                                MARCH 31, 2007



Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2006 and held through March 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value     October 1, 2006
                                                              October 1,         March 31,        to March 31,
                                                                 2006               2007               2007
Actual

CMA Treasury Fund                                               $1,000           $1,021.40            $3.43

Hypothetical (5% annual return before expenses)**

CMA Treasury Fund                                               $1,000           $1,021.51            $3.43

 * Expenses are equal to the annualized expense ratio of .68%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master trust in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



CMA TREASURY FUND                                                MARCH 31, 2007


Statement of Assets and Liabilities                                                                             CMA Treasury Fund

As of March 31, 2007
Assets

       Investment in Master Treasury Trust (the "Trust"), at value
       (identified cost--$462,766,393)                                                                            $   463,003,873
       Prepaid expenses and other assets                                                                                   35,090
                                                                                                                  ---------------
       Total assets                                                                                                   463,038,963
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                       $        94,569
           Distributor                                                                                  66,738            161,307
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                              23,363
                                                                                                                  ---------------
       Total liabilities                                                                                                  184,670
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   462,854,293
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interests, $.10 par value, unlimited number of shares authorized                      $    46,261,348
       Paid-in capital in excess of par                                                                               416,352,127
       Undistributed realized capital gains allocated from the Trust--net                      $         3,338
       Unrealized appreciation allocated from the Trust--net                                           237,480
                                                                                               ---------------
       Total accumulated earnings--net                                                                                    240,818
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 462,613,477 shares of beneficial
       interests outstanding                                                                                      $   462,854,293
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                         CMA Treasury Fund

For the Year Ended March 31, 2007
Investment Income

       Interest from affiliates                                                                                   $        34,066
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                    21,955,289
           Expenses                                                                                                   (1,170,946)
                                                                                                                  ---------------
       Total income                                                                                                    20,818,409
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $     1,123,351
       Distribution fees                                                                               558,578
       Registration fees                                                                                60,466
       Transfer agent fees                                                                              59,048
       Printing and shareholder reports                                                                 33,981
       Professional fees                                                                                25,819
       Other                                                                                             6,397
                                                                                               ---------------
       Total expenses                                                                                                   1,867,640
                                                                                                                  ---------------
       Investment income--net                                                                                          18,950,769
                                                                                                                  ---------------

Realized & Unrealized Gain Allocated from the Trust--Net

       Realized gain on investments--net                                                                                    8,128
       Change in unrealized appreciation on investments--net                                                              156,002
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            164,130
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    19,114,899
                                                                                                                  ===============

       See Notes to Financial Statements.



CMA TREASURY FUND                                                MARCH 31, 2007


Statements of Changes in Net Assets                                                                             CMA Treasury Fund

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                    2007           2006
Operations

       Investment income--net                                                                  $    18,950,769    $    13,485,403
       Realized gain--net                                                                                8,128             28,578
       Change in unrealized appreciation--net                                                          156,002             30,523
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         19,114,899         13,544,504
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                     (18,950,769)       (13,485,403)
       Realized gain--net                                                                              (4,790)           (28,578)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders      (18,955,559)       (13,513,981)
                                                                                               ---------------    ---------------

Beneficial Interests Transactions

       Net proceeds from sale of shares                                                          1,430,663,508      1,488,532,295
       Value of shares issued to shareholders in reinvestment of dividends and distributions        18,955,792         13,513,981
                                                                                               ---------------    ---------------
       Total shares issued                                                                       1,449,619,300      1,502,046,276
       Cost of shares redeemed                                                                 (1,468,554,071)    (1,622,654,458)
                                                                                               ---------------    ---------------
       Net decrease in net assets derived from beneficial interests transactions                  (18,934,771)      (120,608,182)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (18,775,431)      (120,577,659)
       Beginning of year                                                                           481,629,724        602,207,383
                                                                                               ---------------    ---------------
       End of year                                                                             $   462,854,293    $   481,629,724
                                                                                               ===============    ===============

       See Notes to Financial Statements.



CMA TREASURY FUND                                                MARCH 31, 2007


Financial Highlights                                                                                            CMA Treasury Fund

The following per share data and ratios have been derived                        For the Year Ended March 31,
from information provided in the financial statements.         2007           2006           2005          2004       2003++
Per Share Operating Performance

Net asset value, beginning of year                        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          -----------    -----------    -----------    -----------    -----------
Investment income--net                                          .0421          .0277          .0094          .0040          .0111
Realized and unrealized gain (loss)--net                        .0003          .0001        (.0004)        (.0001)        (.0004)
                                                          -----------    -----------    -----------    -----------    -----------
Total from investment operations                                .0424          .0278          .0090          .0039          .0107
                                                          -----------    -----------    -----------    -----------    -----------
Less dividends and distributions:
   Investment income--net                                     (.0421)        (.0277)        (.0094)        (.0040)        (.0111)
   Realized gain--net                                             --*        (.0001)            --*        (.0001)        (.0001)
                                                          -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                             (.0421)        (.0278)        (.0094)        (.0041)        (.0112)
                                                          -----------    -----------    -----------    -----------    -----------
Net asset value, end of year                              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ===========    ===========    ===========    ===========    ===========
Total investment return                                         4.28%          2.81%           .95%           .41%          1.11%
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets++++

Expenses                                                         .68%           .67%           .66%           .63%           .61%
                                                          ===========    ===========    ===========    ===========    ===========
Investment income and realized gain--net                        4.22%          2.76%           .94%           .43%          1.10%
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of year (in thousands)                    $   462,854    $   481,630    $   602,207    $   673,375    $ 1,297,550
                                                          ===========    ===========    ===========    ===========    ===========

      * Amount is less than $(.0001) per share.

     ++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level.
        This structure is sometimes called a "master/feeder" structure.

   ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

        See Notes to Financial Statements.



CMA TREASURY FUND                                                MARCH 31, 2007



Notes to Financial Statements                                 CMA Treasury Fund


1. Significant Accounting Policies:
CMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Treasury Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2007 was 52.9%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.



CMA TREASURY FUND                                                MARCH 31, 2007



Notes to Financial Statements (concluded)                     CMA Treasury Fund


2. Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, the shareholders of the Fund approved a new Investment Advisory Agreement for the Trust, with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, FAM acted as the Fund's administrator and was compensated at the same rate.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Administrator, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with the Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund. For the year ended March 31, 2007, MLPF&S earned $558,578 under the Shareholder Servicing Plan.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of FAM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interests Transactions:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distribution to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 was as follows:

                                           3/31/2007          3/31/2006
Distributions paid from:
   Ordinary income                   $    18,955,559    $    13,513,981
                                     ---------------    ---------------
Total taxable distributions          $    18,955,559    $    13,513,981
                                     ===============    ===============


As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income--net                      $         3,531
Undistributed long-term capital gains--net                           --
                                                        ---------------
Total undistributed earnings--net                                 3,531
Capital loss carryforward                                            --
Unrealized gains (losses)--net                                 237,287*
                                                        ---------------
Total accumulated earnings (losses)--net                $       240,818
                                                        ===============

 * The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the deferral of post-October capital losses for tax purposes.



CMA TREASURY FUND                                                MARCH 31, 2007



Report of Independent Registered Public Accounting Firm       CMA Treasury Fund


To the Shareholders and Board of Trustees of CMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of CMA Treasury Fund as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Treasury Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2007



Important Tax Information (unaudited)


The following information is provided with respect to the ordinary income distributions paid by CMA Treasury Fund for the fiscal year ended March 31, 2007:


                       Federal Obligation Interest

Months Paid:      April 2006 - March 2007                       99.81%*


            Interest-Related Dividends for Non-U.S. Residents

Months Paid:      April 2006 - December 2006                   99.78%**
                  January 2007 - March 2007                    99.89%**


        Qualified Short-Term Capital Gains for Non-U.S. Residents

Months Paid:      April 2006 - August 2006                      0.06%**

  * The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of the Fund were invested in federal obligations at the end of each fiscal quarter.

 ** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.



CMA TREASURY FUND                                                MARCH 31, 2007



Portfolio Information                                     Master Treasury Trust


Portfolio Composition as a Percent of Net Assets


                                                   As of
                                             3/31/07      9/30/06

U.S. Government Obligations                    99.9%        99.7%
Other Assets Less Liabilities                   0.1          0.3
                                              ------       ------
Total                                         100.0%       100.0%
                                              ======       ======


Schedule of Investments as of March 31, 2007                                           Master Treasury Trust       (In Thousands)

                                                    Face                 Interest                 Maturity
Issue                                              Amount                Rate(s)                    Date                Value
U.S. Government Obligations*--99.9%

U.S. Treasury Bills                              $    90,633             5.065 - 5.14  %           4/05/2007          $    90,556
                                                     295,125             5.085 - 5.16              4/12/2007              294,579
                                                      53,579              5.13 - 5.135             4/26/2007               53,373
                                                       4,435             5.002 - 5.016             5/03/2007                4,414
                                                      74,260              4.96 - 5.065             5/10/2007               73,853
                                                     104,547             5.027 - 5.03              5/17/2007              103,893
                                                      25,444                     5.043             5/24/2007               25,262
                                                      42,300              4.94 - 5.042             5/31/2007               41,960
                                                      52,170             4.905 - 4.975             6/07/2007               51,701
                                                      17,000                     4.96              6/14/2007               16,831
                                                      35,500                     4.931             6/21/2007               35,113
                                                      35,900                     4.90              7/19/2007               35,377
                                                      22,500                     4.905             8/23/2007               22,063

U.S. Treasury Notes                                   25,000                     3.125             5/15/2007               24,937

Total Investments (Cost--$873,726**)--99.9%                                                                               873,912
Other Assets Less Liabilities--0.1%                                                                                           807
                                                                                                                      -----------
Net Assets--100.0%                                                                                                    $   874,719
                                                                                                                      ===========

    * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
      U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

   ** Cost for federal income tax purposes.

      See Notes to Financial Statements



CMA TREASURY FUND                                                MARCH 31, 2007


Statement of Assets and Liabilities                                                                         Master Treasury Trust

As of March 31, 2007
Assets

       Investments in unaffiliated securities, at value (identified cost--$873,726,210)                           $   873,912,276
       Cash                                                                                                                15,513
       Receivables:
           Contributions                                                                       $       740,314
           Interest                                                                                    291,279          1,031,593
                                                                                               ---------------
       Prepaid expenses                                                                                                     9,097
                                                                                                                  ---------------
       Total assets                                                                                                   874,968,479
                                                                                                                  ---------------

Liabilities

       Payables:
           Investment adviser                                                                          151,069
           Other affiliates                                                                              7,920            158,989
                                                                                               ---------------
       Accrued expenses                                                                                                    90,677
                                                                                                                  ---------------
       Total liabilities                                                                                                  249,666
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   874,718,813
                                                                                                                  ===============

Net Assets Consist of

       Investors' capital                                                                                         $   874,532,747
       Unrealized appreciation--net                                                                                       186,066
                                                                                                                  ---------------
       Net Assets                                                                                                 $   874,718,813
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                     Master Treasury Trust

For the Year Ended March 31, 2007
Investment Income

       Interest and amortization of premium and discount earned                                                   $    41,319,265

Expenses

       Investment advisory fees                                                                $     1,853,459
       Accounting services                                                                             211,488
       Professional fees                                                                                46,165
       Trustees' fees and expenses                                                                      37,735
       Custodian fees                                                                                   27,404
       Pricing fees                                                                                      3,594
       Printing and shareholder reports                                                                    359
       Other                                                                                            20,829
                                                                                               ---------------
       Total expenses                                                                                                   2,201,033
                                                                                                                  ---------------
       Investment income--net                                                                                          39,118,232
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                   15,471
       Change in unrealized appreciation/depreciation on investments--net                                                 267,348
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            282,819
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    39,401,051
                                                                                                                  ===============

       See Notes to Financial Statements.



CMA TREASURY FUND                                                MARCH 31, 2007


Statements of Changes in Net Assets                                                                         Master Treasury Trust

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                     2007            2006
Operations

       Investment income--net                                                                  $    39,118,232    $    27,635,472
       Realized gain--net                                                                               15,471             49,565
       Change in unrealized appreciation/depreciation--net                                             267,348             55,776
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         39,401,051         27,740,813
                                                                                               ---------------    ---------------

Capital Transactions

       Proceeds from contributions                                                               4,626,183,593      4,793,985,856
       Fair value of withdrawals                                                               (4,664,402,629)    (4,917,573,291)
                                                                                               ---------------    ---------------
       Net decrease in net assets derived from capital transactions                               (38,219,036)      (123,587,435)
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                       1,182,015       (95,846,622)
       Beginning of year                                                                           873,536,798        969,383,420
                                                                                               ---------------    ---------------
       End of year                                                                             $   874,718,813    $   873,536,798
                                                                                               ===============    ===============

       See Notes to Financial Statements.



Financial Highlights                                                                                        Master Treasury Trust


                                                                                                                 For the Period
                                                                                                              February 13, 2003++
The following per share data and ratios have been derived               For the Year Ended March 31,              to March 31,
from information provided in the financial statements.        2007           2006           2005         2004         2003
Total Investment Return

       Total investment return                                  4.70%          3.22%          1.35%           .81%          .60%*
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses                                                  .26%           .26%           .25%           .23%          .25%*
                                                          ===========    ===========    ===========    ===========    ===========
       Investment income and realized
       gain--net                                                4.63%          3.14%          1.34%           .82%          .98%*
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)           $   874,719    $   873,537    $   969,383    $ 1,115,732    $ 1,298,116
                                                          ===========    ===========    ===========    ===========    ===========

      * Annualized.

     ++ Commencement of operations.

        See Notes to Financial Statements.



CMA TREASURY FUND                                                MARCH 31, 2007



Notes to Financial Statements                             Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Effective April 2, 2007, securities purchased with a maturity greater than 60 days may be valued at amortized cost. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trust's financial statements, if any, has not been determined.

In February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust's financial statements, if any, has not been determined.



CMA TREASURY FUND                                                MARCH 31, 2007



Notes to Financial Statements (concluded)                 Master Treasury Trust


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

The shareholders of each of the investors of the Trust approved on August 31, 2006 and September 15, 2006, respectively, a new Investment Advisory Agreement for the Trust with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Trust to the Manager.

For the year ended March 31, 2007, the Trust reimbursed FAM and the Manager $11,283 and $7,920, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.



CMA TREASURY FUND                                                MARCH 31, 2007



Report of Independent Registered Public Accounting Firm   Master Treasury Trust



To the Investors and Board of
Trustees of Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Treasury Trust (the "Trust") as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Treasury Trust as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and its financial high-lights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey


May 21, 2007



CMA TREASURY FUND                                                MARCH 31, 2007


Officers and Trustees

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                      Position(s)    Length of                                                   Fund Complex   Directorships
                      Held with      Time                                                        Overseen by    Held by
Name, Address & Age   Fund/Trust     Served     Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Interested Trustee


Robert C. Doll, Jr.*  President      2005 to    Vice Chairman and Director of BlackRock, Inc.,   122 Funds      None
P.O. Box 9011         and            present    Global Chief Investment Officer for Equities,    168 Portfolios
Princeton,            Trustee                   Chairman of the BlackRock Retail Operating
NJ 08543-9011                                   Committee, and member of the BlackRock
Age: 52                                         Executive Committee since 2006; President of
                                                the funds advised by Merrill Lynch Investment
                                                Managers, L.P. ("MLIM") and its affiliates ("MLIM/
                                                FAM-advised funds") from 2005 to 2006 and Chief
                                                Investment Officer thereof from 2001 to 2006;
                                                President of MLIM and Fund Asset Management,
                                                L.P. ("FAM") from 2001 to 2006; Co-Head
                                                (Americas Region) thereof from 2000 to 2001
                                                and Senior Vice President from 1999 to 2001;
                                                President and Director of Princeton Services, Inc.
                                                ("Princeton Services") and President of Princeton
                                                Administrators, L.P. ("Princeton Administrators")
                                                from 2001 to 2006; Chief Investment Officer of
                                                OppenheimerFunds, Inc. in 1999 and Executive Vice
                                                President thereof from 1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC, and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the
   Investment Company Act, of the Fund based on his positions with BlackRock, Inc.
   and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust President,
   Mr. Doll serves at the pleasure of the Board of Trustees.



CMA TREASURY FUND                                                MARCH 31, 2007


Officers and Trustees (continued)

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                         Position(s) Length of                                                   Fund Complex   Directorships
                         Held with   Time                                                        Overseen by    Held by
Name, Address & Age      Fund/Trust  Served      Principal Occupation(s) During Past 5 Years     Trustee        Trustee
Independent Trustees*


Ronald W. Forbes**       Trustee     1991/2002   Professor Emeritus of Finance, School of        47 Funds       None
P.O. Box 9095                        to present  Business, State University of New York at       49 Portfolios
Princeton,                                       Albany since 2000 and Professor thereof from
NJ 08543-9095                                    1989 to 2000; International Consultant, Urban
Age: 66                                          Institute, Washington, D.C. from 1995 to 1999.


Cynthia A. Montgomery++  Trustee     1994/2002   Professor, Harvard Business School since 1989;  47 Funds       Newell
P.O. Box 9095                        to present  Associate Professor, J.L. Kellogg Graduate      49 Portfolios  Rubbermaid, Inc.
Princeton,                                       School of Management, Northwestern                             (manufacturing)
NJ 08543-9095                                    University from 1985 to 1989; Associate
Age: 54                                          Professor, Graduate School of Business
                                                 Administration, University of Michigan from
                                                 1979 to 1985; Director, Harvard Business
                                                 School Publishing since 2005; Director,
                                                 McLean Hospital since 2005.


Jean Margo Reid          Trustee     2004 to     Self-employed consultant since 2001; Counsel    47 Funds       None
P.O. Box 9095                        present     of Alliance Capital Management (investment      49 Portfolios
Princeton,                                       adviser) in 2000; General Counsel, Director and
NJ 08543-9095                                    Secretary of Sanford C. Bernstein & Co., Inc.
Age: 61                                          (investment adviser/broker-dealer) from 1997 to
                                                 2000; Secretary, Sanford C. Bernstein Fund, Inc.
                                                 from 1994 to 2000; Director and Secretary of
                                                 SCB, Inc. since 1998; Director and Secretary of
                                                 SCB Partners, Inc. since 2000; and Director of
                                                 Covenant House from 2001 to 2004.


Roscoe S. Suddarth       Trustee     2000/2002   President, Middle East Institute, from 1995 to  47 Funds       None
P.O. Box 9095                        to present  2001; Foreign Service Officer, United States    49 Portfolios
Princeton,                                       Foreign Service, from 1961 to 1995 and Career
NJ 08543-9095                                    Minister from 1989 to 1995; Deputy Inspector
Age: 71                                          General, U.S. Department of State, from 1991 to
                                                 1994; U.S. Ambassador to the Hashemite Kingdom
                                                 of Jordan from 1987 to 1990.


Richard R. West          Trustee     1991/2002   Professor of Finance from 1984 to 1995,         47 Funds       Bowne & Co.,
P.O. Box 9095                        to present  Dean from 1984 to 1993 and since 1995           49 Portfolios  Inc. (financial
Princeton,                                       Dean Emeritus of New York University's                         printers);
NJ 08543-9095                                    Leonard N. Stern School of Business                            Vornado Realty
Age: 69                                          Administration.                                                Trust (real
                                                                                                                estate company);
                                                                                                                Alexander's, Inc.
                                                                                                                (real estate
                                                                                                                company)

  * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

 ** Chairman of the Board of Trustees and the Audit Committee.

 ++ Chair of the Nominating Committee.


CMA TREASURY FUND                                                MARCH 31, 2007


Officers and Trustees (concluded)


                      Position(s)    Length of
                      Held with      Time
Name, Address & Age   Fund/Trust     Served      Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke       Vice           1993/2003   Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011         President      to present  Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton,            and            and         in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
NJ 08543-9011         Treasurer      1999/2002   thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
Age: 46                              present


Jeffrey Hiller        Fund Chief     2004 to     Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since
P.O. Box 9011         Compliance     present     2006; Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
Princeton,            Officer                    President and Chief Compliance Officer of MLIM (Americas Region) from 2004 to
NJ 08543-9011                                    2006; Chief Compliance Officer of the IQ Funds since 2004; Global Director of
Age: 55                                          Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing
                                                 Director and Global Director of Compliance at Citigroup Asset Management from
                                                 2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                                 Compliance Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Securities and Exchange Commission's Division of Enforcement in Washington,
                                                 D.C. from 1990 to 1995.


Alice A. Pellegrino   Secretary      2004 to     Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from
P.O. Box 9011                        present     2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with
Princeton,                                       MLIM from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and
NJ 08543-9011                                    Princeton Services from 2004 to 2006.
Age: 47


 * Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-637-3863.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your CMA account, call 800-CMA-INFO (800-262-4636).


Effective January 1, 2007, Edward D. Zinbarg retired as a Trustee of CMA Treasury Fund and Master Treasury Trust. The Fund's/Trust's Board of Trustees wishes Mr. Zinbarg well in his retirement.


Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund/Trust. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund/Trust. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, with the U.S. Securities and Exchange Commission.



CMA TREASURY FUND                                                MARCH 31, 2007



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
           (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg (retired as of December 31, 2006).

Item 4 -   Principal Accountant Fees and Services

           CMA Treasury Fund
           (a) Audit Fees -     Fiscal Year Ending March 31, 2007 - $6,600
                                Fiscal Year Ending March 31, 2006 - $6,600

           (b) Audit-Related Fees -
                                Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -       Fiscal Year Ending March 31, 2007 - $6,100
                                Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees - Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           Master Treasury Trust
           (a) Audit Fees -     Fiscal Year Ending March 31, 2007 - $28,500
                                Fiscal Year Ending March 31, 2006 - $28,500

           (b) Audit-Related Fees -
                                Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -       Fiscal Year Ending March 31, 2007 - $9,200
                                Fiscal Year Ending March 31, 2006 - $9,200

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees - Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ended March 31, 2007 - $3,016,200
               Fiscal Year Ended March 31, 2006 - $3,754,550

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Treasury Fund and Master Treasury Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Treasury Fund and Master Treasury Trust


Date: May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Treasury Fund and Master Treasury Trust


Date: May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Treasury Fund and Master Treasury Trust


Date: May 21, 2007